Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

13. Commitments

On October 3, 2024, the Company announced that it entered into a commercial agreement with Microsoft Corporation. Through this collaboration, Rezolve’s Brain Suite, including Brain Commerce, Brain Checkout, and Brain Assistant, will be powered by Microsoft Azure and available globally via Microsoft’s Azure Marketplace and co-sell channels. The Company is committed to spend $150.00 million under this agreement to purchase eligible services and offerings from Microsoft over the next 5 years.

The Company is committed to purchase eligible services and offerings from Google under two arrangements: $10.0 million over three years and $26.0 million over five years.

The Company is committed to spend $43.0 million with Amazon Web Services over five years.

The Company’s future commitments to purchase eligible services and offerings at June 30, 2026 is summarized in the table below:

	Future commitment amount in USD millions	Contract term
Microsoft	$145	5 years
Google	13	3-5 years
Amazon Web Services	35	5 years
Total Commitment	$194